Debt - Scheduled Principal Payments of Long Term Debt (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 45,093
2020	43,660
2021	37,965
2022	30,583
2023	23,550
Thereafter	89,971
Total	$ 270,822